Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Schedule of Short-Term Deposits Balance	Short-term deposits balance as of December 31, 2019 and 2020 primarily consist of the following currencies:

	December 31, 2019		December 31, 2020
	Amount	RMB equivalent	Amount	RMB equivalent
RMB	500,000	500,000	1,800,000	1,800,000
US$	894,964	6,243,445	639,824	4,174,790

Total		6,743,445		5,974,790